Award Timing Disclosure	12 Months Ended
Jan. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Timing of Grants of Certain Equity Awards

The Company does not have any formal policies and practices regarding the timing of awards of options in relation to the disclosure of material non-public information (“MNPI”). The Compensation Committee is solely responsible for the approval of equity stock option awards made to our Chief Executive Officer and other NEOs. The Compensation Committee and the Company’s General Counsel monitor the Company’s equity grant practices to ensure that such practices comply with governing regulations and are consistent with good corporate practice. The Board and the Compensation Committee do not take MNPI into account when determining the timing and terms of such awards, and the Company does not time the disclosure of MNPI for the purpose of affecting the value of executive compensation.

The majority of equity awards granted on an annual basis are pursuant to the Company’s LTIP. Under the LTIP, the Compensation Committee must annually approve the three-year performance target(s) within the first 25% of the applicable three-year performance period to be effective. Historically, the Compensation Committee has discussed and approved such targets during one of its meetings in the spring, at which time it will also approve the grant of time-based awards under the applicable LTIP and the grant of any performance-based awards earned under a prior year’s completed LTIP. Such awards may be granted, at the sole discretion of the Compensation Committee, as a combination of cash, stock options or RSUs. Because the Compensation Committee’s approval of such awards is likely to occur prior to the Company’s release of fiscal year earnings and the Company therefore possesses MNPI, the Compensation Committee sets a future grant date that is first subject to the Audit Committee’s approval of the recently concluded fiscal year’s financial results and the filing of our Annual Report on Form 10-K and/or the furnishing of our earnings release, which has historically been greater than four days. The Compensation Committee may also make off-cycle grants throughout the year in connection with new hires, promotions or role transitions. The timing of the grant is generally tied to the event giving rise to the award, such as an executive officer’s commencement of employment or a promotion effective date. As a result, the timing of the grant occurs independent of the release of any MNPI. During Fiscal 2025, there were no grants of stock options or similar equity instruments by the Company.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered

The Company does not have any formal policies and practices regarding the timing of awards of options in relation to the disclosure of material non-public information (“MNPI”). The Compensation Committee is solely responsible for the approval of equity stock option awards made to our Chief Executive Officer and other NEOs. The Compensation Committee and the Company’s General Counsel monitor the Company’s equity grant practices to ensure that such practices comply with governing regulations and are consistent with good corporate practice. The Board and the Compensation Committee do not take MNPI into account when determining the timing and terms of such awards, and the Company does not time the disclosure of MNPI for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false